                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 33-40991
                                                             File No. 811-6322


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X



     Pre-Effective Amendment No._______



     Post-Effective Amendment No.   16                               X
                                   ----

                                     AND


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X


     Amendment No. 16
                   --


                           DELAWARE POOLED TRUST, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

 1818 Market Street, Philadelphia, Pennsylvania                   19103
------------------------------------------------               ------------
     (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:            (215) 255-2923
                                                               --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           May  23, 1997
                                                               -------------

It is proposed that this filing will become effective:

          _____   immediately upon filing pursuant to paragraph (b)

          __X__   on May 23, 1997 pursuant to paragraph (b)

          _____   60 days after filing pursuant to paragraph (a)(1)

          _____   on (date) pursuant to paragraph (a)(1)

          _____   75 days after filing pursuant to paragraph (a)(2)

          _____   on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
          of the Investment Company Act of 1940. The Rule 24f-2 Notice
    for Registrant's most recent fiscal year was filed on December 27, 1996.

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 16 to Registration File No. 33-40991 includes the following:


  1.     Facing Page

  2.     Contents Page

  3.     Cross-Reference Sheet

  4.     Part A - Prospectus*

  5.     Part B - Statement of Additional Information*

  6.     Part C - Other Information

  7.     Signatures

*This Post-Effective Amendment relates to the Registrant's 12 series of shares:
The Defensive Equity Portfolio, The Fixed Income Portfolio, The Aggressive Growth Portfolio, The Limited-Term Maturity Portfolio, The International Equity Portfolio, The Global Fixed Income Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The International Fixed Income Portfolio The Labor Select International Equity Portfolio, The High-Yield Bond Portfolio, The Real Estate Investment Trust Portfolio, The Emerging Markets Portfolio (each a "Portfolio" and together, the "Portfolios"). The Registrant's Prospectus and Statement of Additional Information ("SAI") each dated April 14, 1997 are incorporated into this filing by reference to the electronic filing of the Prospectus and SAI made pursuant to Rule 497(c) on April 16, 1997.

                             CROSS-REFERENCE SHEET *

                                    PART A**

Item No.      Description                                                       Location in Prospectus
--------      -----------                                                       ----------------------

1             Cover Page........................................................Cover

2             Fund Expenses.....................................................Fund Expenses

3             Condensed Financial Information...................................Financial Highlights

4             General Description of Registrant ................................Investment Objectives,
                                                                                Policies and Risk
                                                                                Considerations

5             Management of the Fund ...........................................Management of the Fund

6             Capital Stock and Other Securities ...............................Dividends and Capital Gains
                                                                                Distributions; Taxes

7             Purchase of Securities Being Offered..............................Cover; Purchase of Shares;
                                                                                Management of the Fund

8             Redemption or Repurchase..........................................Purchase of Shares;
                                                                                Redemption of Shares

9             Legal Proceedings.................................................None

*  This filing relates to the Registrant's shares of each Portfolio.
** The Registrant's Prospectus dated April 14, 1997 is incorporated into this filing by reference to the electronic filing of the Prospectus made pursuant to Rule 497(c) on April 16, 1997.

                                    PART B *


                                                                                Location in Statement
Item No.      Description                                                       of Additional Information
--------      -----------                                                       -------------------------

10            Cover Page........................................................Cover

11            Table of Contents.................................................Table of Contents

12            General Information and History...................................General Information

13            Investment Objectives and Policies................................Investment Policies, Portfolio
                                                                                Techniques and Risk
                                                                                Considerations

14            Management of the Registrant......................................Officers and Directors

15            Control Persons and Principal Holders
              of Securities.....................................................Officers and Directors

16            Investment Advisory and Other Services............................Investment Management
                                                                                Agreements; Officers and
                                                                                Directors; General
                                                                                Information; Financial
                                                                                Statements

17            Brokerage Allocation..............................................Trading Practices and
                                                                                Brokerage

18            Capital Stock and Other Securities................................Capitalization and
                                                                                Noncumulative Voting
                                                                                (under General Information)

19            Purchase, Redemption and Pricing of
              Securities Being Offered..........................................Purchasing Shares;
                                                                                Determining Net Asset
                                                                                Value; Redemption and
                                                                                Repurchase

20            Tax Status........................................................Accounting and Tax Issues;
                                                                                Taxes

21            Underwriters .....................................................Purchasing Shares

22            Calculation of Performance Data...................................Performance Information


23            Financial Statements..............................................Financial Statements

* The SAI dated April 14, 1997 for the Portfolios is incorporated into this filing by reference to the electronic filing of the SAI made pursuant to Rule 497(c) on April 16, 1997.




                                     PART C


Item No.      Description                                                       Location in Part C
--------      -----------                                                       ------------------

24            Financial Statements and Exhibits.................................Item 24

25            Persons Controlled by or under Common
              Control with Registrant...........................................Item 25

26            Number of Holders of Securities...................................Item 26

27            Indemnification...................................................Item 27

28            Business and Other Connections of
              Investment Adviser................................................Item 28

29            Principal Underwriters............................................Item 29

30            Location of Accounts and Records..................................Item 30

31            Management Services...............................................Item 31

32            Undertakings......................................................Item 32



The Registrant's Prospectus and SAI, each dated April 14, 1997, are incorporated into this filing by reference to the electronic filing of the Prospectus and SAI made pursuant to Rule 497(c) on April 16, 1997.

                                  MAY 23, 1997

                           DELAWARE POOLED TRUST, INC.
                          THE HIGH-YIELD BOND PORFTOLIO

                  SUPPLEMENT TO PROSPECTUS DATED APRIL 14, 1997


         The following supplements the Prospectus.

Financial Highlights

         The following unaudited financial highlights for The High-Yield Bond Portfolio (the "Portfolio") are derived from the unaudited financial statements of the Portfolio for the period December 2, 1996 (date of initial public offering) through April 30, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Pooled Trust, Inc.'s Statement of Additional Information.

                                                          The High-Yield
                                                          Bond Portfolio
                                                          --------------
                                                             Unaudited
                                                            12/2/96(1)
                                                              through
                                                             4/30/97
                                                          -------------
Net Asset Value, Beginning of Period......................    $10.000

Income From Investment Operations
---------------------------------
Net Investment Income.....................................      0.330
Net Gains (Losses) on Securities
    (both realized and unrealized)........................      0.195
                                                                -----
       Total From Investment Operations...................      0.525
                                                                -----

Less Distributions
------------------
Dividends from Net Investment Income......................     (0.265)
Distributions from Capital Gains..........................       none
Returns of Capital........................................       none
                                                               ------
       Total Distributions................................     (0.265)
                                                               ------
Net Asset Value, End of Period............................    $10.260
                                                              =======

--------------------------------

Total Return   ...........................................5.29%(2)
------------



Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted).................    $8,604
Ratio of Expenses to Average Daily Net Assets.............      0.59%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................      0.91%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................      8.86%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................      8.54%
Portfolio Turnover Rate...................................       125%


----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

The following paragraph supplements the information in the Prospectus under the section entitled General Information.


Lincoln National Corporation Employees' Retirement Trust (the "Trust") made an initial investment in The Emerging Markets Portfolio, which resulted in the Trust owning approximately 100% of the outstanding shares of the Portfolio. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Portfolio and it may elect to do so at any time.

                                  MAY 23, 1997
                           DELAWARE POOLED TRUST, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 14, 1997

         The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

         The 30-day yield of The High-Yield Bond Portfolio as of April 30, 1997 was 9.82%.

         The performance of The High-Yield Bond Portfolio, as shown below, is the cumulative total return quotations through April 30, 1997.

                           Cumulative Total Return(1)

                                                       The High
                                                      Yield Bond
                                                       Portfolio

                   3 months ended 4/30/97                1.96%


                  Period 12/2/96(2)                      5.29%
                  through 4/30/97

(1) With respect to The High-Yield Bond Portfolio, Delaware Investment Advisers has elected voluntarily to waive that portion, if any, of the annual Investment Advisory Fee payable by the Portfolio and to pay the Portfolio's expenses to the extent necessary to ensure that the expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, as a percentage of average net assets, on an annualized basis, 0.59%, during the period from the commencement of the public offering of the Portfolio through October 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

The following provides updated infromation in the section of the Statement of Additional Information entitled Officers and Directors.

        The business and affairs of the Fund are managed under the direction of its Board of Directors. As of April 30, 1997, the directors and officers, as a group, owned less than 1% of the outstanding shares of The Real Estate Investment Trust Portfolio; they did not hold shares of any of the other Portfolios.

        As of April 30, 1997, management believes the following accounts held 5% or more of the outstanding shares of a Portfolio:

Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------

The Defensive
Equity Portfolio        Northern Trust
                        TRST PHH Group
                        P.O. Box 92956
                        Chicago, IL 60675                                568,844                   12.50%

                        Strafe & Co.
                        For Consolidated Products
                        Profit Sharing Plan
                        P.O. Box 160
                        Westerville, OH 43086                            476,138                   10.46%

                        The Northern Trust Company
                        TRST Children's Memorial
                        Pension Trust
                        22-45691 / 2-255243
                        P.O. Box 92956
                        Chicago, IL 60675                                340,561                    7.05%

                        Commerce Bank of Kansas City
                        Trust Burns & McDonnell
                        Employee Stock Ownership Plan
                        P.O. Box 419248
                        Kansas City, MO 64141                            334,958                    7.36%

                        Metz Baking Company
                        Master Pension Trust
                        1014 Nebraska Street
                        Sioux City, IA 51105                             299,801                    6.59%



Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------

The Defensive
Equity Portfolio        Cherrytrust & Co.
                        FBO Colorado Open Shop
                        Employers Pension Trust
                        C/O The Bank of Cherry Creek NA
                        3033 E. First Ave
                        Denver, CO 80206                                 289,509                    6.36%

                        Patterson & Company
                        c/o CoreStates Bank
                        P.O. Box 7829
                        Philadelphia, PA 19101                           275,989                    6.06%

                        Mac & Co.
                        A/C LNFF5033902
                        Mutual Funds Operations
                        P.O. Box 3198
                        Pittsburgh, PA  15230                            251,100                    5.51%

The Aggressive
Growth Portfolio        St. Elizabeth Hospital Medical Center
                        1044 Belmont Ave.
                        Youngstown, OH 44504                             394,130                   36.37%

                        The Hillman Foundation, Inc.
                        2000 Grant Building
                        Pittsburgh, PA 15219                             342,202                   31.58%

                        Crestar Bank
                        Cust the College of William and Mary
                        P.O. Box 8795
                        Blow Memorial Hall
                        Williamsburg, VA 23187                           134,202                   12.38%


                        The City of Groton
                        295 Meridian Street
                        Groton, CT 06340                                  61,900                    5.71%



Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------

The International
Equity Portfolio        The Salvation Army
                        Eastern Territory
                        440 West Nyack Road
                        West Nyack, NY 10994                             2,701,874                 10.71%

                        Father Flanagan's Foundation Fund
                        14100 Crawford St.
                        Boys Town, NE 68010                              2,169,664                  8.60%

                        The Salvation Army
                        Central Territory
                        10 West Algonquin Road
                        Des Plaines, IL  60016                           2,081,588                  8.25%

                        Mac & Co.
                        A/C LCPF0763222
                        Mutual Fund Operations
                        P.O. Box 3198
                        Pittsburgh, PA  15230                            1,497,760                  5.93%

                        National City Trust Company
                        Cust. University of Kentucky
                        101 S. Fifth St.
                        Louisville, KY 40202-3103                        1,496,066                  5.93%

                        The Salvation Army
                        A Georgia Corporation
                        1424 Northeast Expressway
                        Atlanta, GA 30329                                1,269,064                  5.03%

The Fixed Income
Portfolio               Northumberland City
                        Employees Retirement Fund
                        Cust. Northern Central Bank
                        c/o Keystone Financial
                        Trust Operation
                        P.O. Box 2450
                        Altoona, PA 16603                                  600,624                 28.28%

                        Patterson & Co.
                        c/o CoreStates Bank
                        P.O. Box 7829
                        Philadelphia, PA 19101                             398,008                 18.73%




Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------
The Fixed Income
Portfolio               Delaware Management Company
                        Attn. Joe Hastings
                        1818 Market Street
                        Philadelphia, PA 19103                             323,734                 15.24%

                        The City of Groton
                        295 Meridian Street
                        Groton, CT 06340                                   313,581                 14.90%

                        Crestar Bank
                        Cust The College of William and Mary
                        Room 224 Private Funds Office
                        Blow Memorial Hall
                        P.O. Box 8795
                        Williamsburg, VA 23187                             170,377                  8.02%

                        Philadelphia Association of Zeta Psi
                        Fraternity U/T/A E W Weil
                        613 Kirsch Avenue
                        Wayne, PA 19087                                    139,659                  6.57%

The Global Fixed
Income Portfolio        Bost & Co.
                        Mutual Funds Operations
                        P.O. Box 3198
                        Pittsburgh, PA 15230                             3,707,174                 12.18%

                        Saxon & Co.
                        FBO Western Pennsylvania Teamsters
                        & Employers Pension Fund
                        P.O. Box 7780-1888
                        Philadelphia, PA 19183                           3,312,749                 10.88%

                        St. Louis University
                        3500 Lindell Blvd.
                        St. Louis, MO 63103                              3,293,630                 10.81%

                        Washington Suburban Sanitary Commission
                        Employees Retirement Plan
                        14501 Sweitzer Ln.
                        Laurel, MD 20707                                 2,952,728                  9.69%

                        Optima Health Inc.
                        Master Custody
                        C/O Chase Manhattan Bank
                        770 Broadway
                        New York, NY 10003                               1,729,725                  5.68%




Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------

The Global Fixed
Income Portfolio        Mary Hitchock Memorial Hospital
                        One Medical Center Drive
                        Lebanon, NH 03756                                 1,718,262                 5.64%

                        Amherst H. Wilder Foundation
                        919 Lafond Ave.
                        St. Paul, MN 55104                                1,610,379                 5.28%

The Labor Select
International Equity
Portfolio               Operating Engineers
                        LCL 101 Pension
                        301 E. Armour Blvd.
                        Suite 203
                        Kansas City, MO 64111                            1,064,349                 33.46%

                        Operating Engineers Pension Trust Fund
                        8401 Corporate Drive Suite 200
                        Landover, MD  20785                                415,609                 13.06%

                        First of America Trust Company
                        Cust Plumbers and Steamfitters
                        Local 137 Pension Trust
                        International Portfolio
                        P.O. Box 4042
                        Kalamazoo, MI 49002                                368,046                 11.57%

                        Carpenters 626 Pension Fund
                        P.O. Box 740
                        Davis Road and Oakwood Lane
                        Valley Forge, PA 19482                             225,666                  7.09%

                        Keystone District Council of Carpenters
                        Pension Fund
                        524 S. 22nd Street
                        Harrisburg, PA 17104                               214,362                  6.73%

                        Bot Hudson County Carpenters Pension Fund
                        c/o I.E. Shaffer & Co.
                        P.O. Box 1025
                        West Trenton, NJ 08628                             211,666                  6.65%

                        Architectural & Ornamental
                        Ironworkers Local 63
                        2525 West Lexington
                        Broadview, IL 60153                                163,995                  5.15%



Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------

The Real Estate
Investment Trust
Portfolio               The Lincoln National Life Insurance Company
                        Separate Account No. 5
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                             1,573,224                 43.81%

                        The Lincoln National Life Insurance Company
                        1300 S. Clinton Street
                        Fort Wayne, IN 46802                             1,136,308                 23.91%

                        American States Insurance Company
                        500 N. Meridian St.
                        Indianapolis, IN 46204                             568,155                 15.82%


The High-Yield
Bond Portfolio          Schwartz 1996 Charitable Remainder Unitrust
                        c/o TCS Group, L.L.C.
                        1200 Shermer Road Suite 212
                        Northbrook, IL 60062                               308,625                 36.81%

                        Chicago Trust Co.
                        FBO Lincoln National Corp.
                        Employees Retirement Plan
                        c/o Marshall & Ilsley Trust Co.
                        P.O. Box 2977
                        Milwaukee, WI 53201                                307,849                 36.72%

                        Trust Seven Hundred Thirty
                        U/A/D 4/2/94
                        c/o TCS Group, L.L.C.
                        1200 Shermer Road Suite 212
                        Northbrook, IL 60062                               110,912                 13.23%

                        Trust Four Hundred Thirty
                        U/A/D 4/2/94
                        c/o TCS Group, L.L.C.
                        1200 Shermer Road Suite 212
                        Northbrook, IL 60062                               110,912                 13.23%

The Emerging
Markets Portfolio       Chicago Trust Company
                        FBO Lincoln Nationl Corp
                        Employees Retirement Trust
                        1000 N. Water Street, TR14
                        Milwaukee, WI 53202                                538,808                 99.99%



Portfolio                 Name and Address of Account                  Share Amount              Percentage
---------                 ---------------------------                  ------------              ----------

The International
Fixed Income
Portfolio               Adventist Health System Sunbelt
                        Healthcare Corp.- Core
                        111 N. Orlando Ave.
                        Winter Park, FL 32789                            1,182,585                 88.70%

                        Adventist Health System Sunbelt
                        Healthcare Corp.- Malpractice
                        111 N. Orlando Ave.
                        Winter Park, FL 32789                              150,648                 11.29%


The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as independent auditors for Delaware Pooled Trust, Inc. (the "Fund") and, in its capacity as such, audits the financial statements contained in the Fund's Annual Reports. The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed Income, The Labor Select International Equity, The Real Estate Investment Trust and The Fixed Income Portfolios' Statements of Net Assets, Statements of Operations, Statements of Changes in Net Assets and Notes to Financial Statements, and The Limited-Term Maturity Portfolio's and The International Fixed Income Portfolio's Statements of Assets and Liabilities and Notes to Financial Statements as well as the reports of Ernst & Young LLP for the fiscal year ended October 31, 1996 are included in the Fund's Annual Reports to shareholders. The financial statements, the notes relating thereto and the reports of Ernst & Young LLP, listed above are incorporated by reference from the Annual Reports into this Statement of Additional Information. Unaudited financial information for the period December 2, 1996 (date of initial public offering) through April 30, 1997 for The High-Yield Bond Portfolio follows.

Delaware Pooled Trust, Inc. The High Yield Bond Portfolio
Statement of Net Assets

April 30,1997                                                                  Principal     Market
(Unaudited)                                                                     Amount        Value
                                                                               ---------    --------
Corporate Bonds -- 93.65%
Aerospace and Defense - 5.55%
Derlan Manufacturing                            10.00%    01/15/07 . . . . . .  $400,000     394,000
Dyncorp                                          9.50%    03/01/07 . . . . . .    85,000      83,619
                                                                                           ---------
                                                                                             477,619
                                                                                           ---------
Automobiles and Automotive Parts - 9.21%
Collins & Aikman                                10.00%    01/15/07 . . . . . .   400,000     394,000
Motors & Gears Notes                            10.75%    11/15/06 . . . . . .   400,000     398,500
                                                                                           ---------
                                                                                             792,500
                                                                                           ---------
Banking, Finance and Insurance - 4.44%
Olympic Financial                               11.50%    03/15/07 . . . . . .   400,000     382,000
                                                                                           ---------
                                                                                             382,000
                                                                                           ---------
Building and Materials - 5.55%
Atrium                                          10.50%    11/15/06 . . . . . .   400,000     409,500
Nortek                                           9.25%    03/15/07 . . . . . .    70,000      68,425
                                                                                           ---------
                                                                                             477,925
                                                                                           ---------
Cable, Media & Publishing - 5.26%
Albritton Communications                         9.75%    11/30/07 . . . . . .   400,000     382,500
Hollinger International Publishing               9.25%    03/15/07 . . . . . .    70,000      69,650
                                                                                           ---------
                                                                                             452,150
                                                                                           ---------
Chemicals - 2.37%
Key Plastics                                    10.25%    03/15/07 . . . . . .   200,000     203,500
                                                                                           ---------
                                                                                             203,500
                                                                                           ---------
Consumer Products - 13.05%
Consumers International                         10.25%    04/01/05 . . . . . .   200,000     205,000
Pen-Tab Industries                              10.88%    02/01/07 . . . . . .   400,000     401,000
Rayovac Notes                                   10.25%    11/01/06 . . . . . .   375,000     390,469
William Carter Notes                            10.38%    12/01/06 . . . . . .   125,000     126,094
                                                                                           ---------
                                                                                           1,122,563
                                                                                           ---------
Electronics and Electrical Equipment  - 2.93%
Fairchild Semiconductor                         10.13%    03/15/07 . . . . . .   250,000     252,500
                                                                                           ---------
                                                                                             252,500
                                                                                           ---------
Energy/Environmental Services - 1.47%
Petro Stopping Centers                          10.50%    02/01/07 . . . . . .   125,000     126,563
                                                                                           ---------
                                                                                             126,563
                                                                                           ---------
Food, Beverage and Tobacco - 14.28%
CFP Holdings                                    11.63%    01/15/04 . . . . . .   400,000     413,000
Core-Mark                                       11.38%    09/15/03 . . . . . .   400,000     413,500
MBW Foods                                        9.88%    02/15/07 . . . . . .   400,000     402,000
                                                                                           ---------
                                                                                           1,228,500
                                                                                           ---------
Industrial Machinery - 8.14%
Clark Materials Handling                        10.75%    11/15/06 . . . . . .   150,000     153,750
Hawk                                            10.25%    12/01/03 . . . . . .   150,000     151,125
Packard Bioscience                               9.38%    03/01/07 . . . . . .   400,000     395,000
                                                                                           ---------
                                                                                             699,875
                                                                                           ---------
Leisure, Lodging and Entertainment - 4.53%
Trump-Atlantic City                             11.25%    05/01/06 . . . . . .   400,000     390,000
                                                                                           ---------
                                                                                             390,000
                                                                                           ---------
Packaging and Containers - 4.61%
Portola Packaging                               10.75%    10/01/05 . . . . . .   400,000     397,000
                                                                                           ---------
                                                                                             397,000
                                                                                           ---------
Retail - 4.71%
Fleming                                         10.63%    12/15/01 . . . . . .   400,000     405,000
                                                                                           ---------
                                                                                             405,000
                                                                                           ---------

Textiles, Apparel and Furniture - 4.56%
GFSI                                             9.63%    03/01/07 . . . . . .   400,000       392,500
                                                                                            ----------
                                                                                               392,500
                                                                                            ----------
Transportation and Shipping - 1.19%
Atlantic Express                                10.75%    02/01/04 . . . . . .   100,000       102,750
                                                                                            ----------
                                                                                               102,750
                                                                                            ----------
Miscellaneous - 1.80%
LDM Technologies                                10.75%    01/15/07 . . . . . .   150,000       155,250
                                                                                            ----------
                                                                                               155,250
                                                                                            ----------

Total Corporate Bonds (cost $8,177,363)                                                      8,058,195
                                                                                            ----------

                                                                                Number
                                                                               of Shares
PREFERRED STOCK - 3.47%
American Radio Systems                                             . . . . . .     1,536       150,868
Chancellor Radio Broadcasting                                      . . . . . .     1,500       147,375
                                                                                            ----------
Total Preferred Stock (cost $300,469)                                                          298,243
                                                                                            ----------

REPURCHASE AGREEMENTS-  0.33%                                                  Principal       Market
                                                                                 Amount         Value
With JP Morgan Securities  5.40% 5/1/97 (dated 4/30/97,
   collateralized by $7,000 U.S. Treasury Notes 8.625%
   due 8/15/97, market value $7,004 and $3,000 U.S. Treasury
   Notes 5.125% due 4/30/98, market value $3,216)                                 10,000        10,000


With Paine Webber  5.40% 5/1/97 (dated 4/30/97,
   collateralized by $3,000 U.S. Treasury Notes 6.875%
   due 3/31/00, market value $3,486 and $3,000 U.S. Treasury
   Notes 6.00% due 11/30/97, market value $3,196)                                  6,500         6,500

With Prudential Securities  5.40% 5/1/97 (dated 4/30/97,
   collateralized by $12,000 U.S. Treasury Notes 6.125%
   due 3/31/00, market value $11,738)                                            11,500        11,500
                                                                                            ----------
Total Repurchase Agreements (cost $28,000)                                                      28,000
                                                                                            ----------

TOTAL MARKET VALUE OF SECURITIES- 97.45%                                                    $8,384,438
(Cost $8,505,832)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES- 2.55%                                         219,184
                                                                                            ----------

NET ASSETS APPLICABLE TO 838,300 SHARES
   ($0.01 PAR VALUE) OUTSTANDING; EQUIVALENT TO
   $10.26 PER SHARE - 100.00%                                                               $8,603,622
                                                                                            ==========

COMPONENTS OF NET ASSETS AT APRIL 30, 1997:

Common Stock $0.01 par value, 500,000,000 shares authorized
   to the Fund with 50,000,000 shares allocated to this Portfolio                           $8,632,997

Accumulated undistributed income:
   Net investment income                                                                        54,294
   Net realized gain on investments                                                             37,725
   Net unrealized depreciation of investments                                                 (121,394)
                                                                                            ----------
Total Net Assets                                                                            $8,603,622
                                                                                            ==========

See accompanying notes

Delaware Pooled Trust - High Yield Bond Portfolio
Statement of Operations
From December 2, 1996* to April 30, 1997
(Unaudited)


INVESTMENT INCOME:
Interest
                                                                      $ 199,637
EXPENSES:
Management fees                                       8,225
Registration fees                                     3,989
Professional fees                                     1,868
Dividend disbursing and transfer
   agent fees and expenses                            1,067
Reports and statements to shareholders                1,001
Accounting fees and salaries                            870
Custodian fees                                          830
Directors' fees                                         261
Taxes, other than taxes on income                        90
Other                                                   938
                                                     ------
                                                     19,139
Expenses absorbed by Delaware Management
   Company, Inc.                                     (6,785)             12,354
                                                     ------            --------
NET INVESTMENT INCOME                                                   187,283
                                                                       --------
NET REALIZED GAIN AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized gain from security transactions                             37,725
Net unrealized depreciation
   of investments
   during the period                                                   (121,394)
                                                                       --------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS                                                       (83,669)
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $103,614
                                                                       ========

*Date of initial public offering.

See accompanying notes

Delaware Pooled Trust - High Yield Bond Portfolio
Statement of Changes in Net Assets
(Unaudited)
                                                                       12/2/96*
                                                                          to
                                                                       4/30/97
                                                                       -------
OPERATIONS:
Net investment income                                                $  187,283
Net realized gain from security transactions                             37,725
Net unrealized depreciation  of investments during the period          (121,394)
                                                                     ----------
Net increase in net assets resulting from operations                    103,614
                                                                     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                  (132,989)
                                                                     ----------
                                                                       (132,989)
                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                             8,500,008

Net asset value of shares issued upon reinvestment
   of dividends from net investment income                              132,989
                                                                     ----------
                                                                      8,632,997
Cost of shares repurchased                                                    -
                                                                     ----------
Increase in net assets derived from  capital share transactions       8,632,997
                                                                     ----------
NET INCREASE IN NET ASSETS                                            8,603,622

NET ASSETS:
Beginning of period                                                           -
                                                                     ----------
End of period                                                        $8,603,622
                                                                     ==========
*Date of initial public offering

See accompanying notes

Delaware Pooled Trust - High Yield Bond Portfolio
Financial Highlights
(Unaudited)

Select data for each share of the Series outstanding throughout the period was as follows:

                                                                     12/2/96*
                                                                        to
                                                                     4/30/97
                                                                     -------
Net asset value, beginning of period                                 $10.000

Income from investment operations:
   Net investment income                                               0.330
   Net realized and unrealized gain from security transactions         0.195
                                                                     -------
   Total from investment operations                                    0.525
                                                                     -------
Less distributions:
   Dividends from net investment income                               (0.265)
                                                                     -------
   Total distributions                                                (0.265)
                                                                     -------
Net asset value, end of period                                       $10.260
                                                                     =======

Total return                                                            5.29%
Ratios/supplemental data:
   Net assets, end of period (000 omitted)                            $8,604
   Ratio of expenses to average net assets                              0.59%+
   Ratio of net investment income to average net assets                 8.86%++
   Portfolio turnover                                                    125%

 * Date of initial sale, ratios have been annualized and total return has not been annualized.
 + Ratio of expenses to average net assets prior to expense limitation was 0.91%
   for the period ended April 30, 1997.
++ Ratio of net investment income to average net assets prior to expense limitation was 8.54% for the period ended April 30, 1997.

See accompanying notes

Delaware Pooled Trust - High Yield Bond Portfolio
Notes to Financial Statements
April 30, 1997
(Unaudited)

 Delaware Pooled Trust, Inc.(The "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland Corporation and offers 12 separate Portfolios ("Portfolios"). The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Real Estate Investment Trust Portfolio, The Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Emerging Markets Portfolio and The High Yield Bond Portfolio had commenced operations prior to April 30, 1997. The Defensive Equity Small Midcap Portfolio and the Limited-Term Maturity Portfolio had not commenced operations as of April 30,1997.

1.  Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sale price before each Portfolio is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes - Each Portfolio intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements - Each Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Registration costs are amortized over a two-year period beginning on the date of commencement of operations.

2. Investment Management Fees and Other Transactions with Affiliates Delaware Management Company, Inc. (DMC) the investment adviser of the Portfolio, will receive a fee to be paid quarterly, which is computed on the net assets of the Portfolio as of the close of business each day at the annual rate of 0.45%.

DMC has undertaken voluntarily to waive its fee and reimburse the High Yield Bond Portfolio to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses exceed 0.59% of average net assets through October 31, 1997. Total expenses absorbed by DMC for the period ended April 30, 1997 was $6,785.

On April 30, 1997, Delaware Pooled Trust - High Yield Bond Portfolio had an investment management fee payable to DMC of $8,225.

The Portfolio has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Portfolio. The Portfolio also engaged DSC to provide accounting services for the Portfolio. At April 30, 1997, the Portfolio had a liability for such fees and other expenses payable to DSC for $3,192.

Certain officers of DMC and DSC are officers, directors and/or employees of the Portfolio. These officers, directors and employees are paid no compensation by the Portfolio.

3.  Investments
At April 30,1997, net unrealized depreciation for Federal income tax purposes aggregated $121,394 of which $149,675 related to unrealized depreciation of securities and $28,281 related to unrealized appreciation of securities.

During the period ended April 30, 1997, the Portfolio made purchases of $11,142,543 and sales of $2,702,436 of investment securities other than U.S. Government securities and temporary cash investments.

4.  Capital Stock
Transactions in capital stock shares were as follows:

                                                                       12/2/96*
                                                                          to
                                                                       4/30/97
                                                                       -------
Shares sold                                                            825,311

Shares issued upon reinvestment of dividends from net
   investment income                                                    12,989

Shares Repurchased                                                           -
                                                                       -------
Net increase in shares                                                 838,300
                                                                       =======
________________________________
*Date of initial public offering.

5.  Concentration of Credit Risk
The Portfolio invests in high yield fixed income securities which carry ratings of BB or lower by Standard & Poors and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

                                     PART C

                                Other Information

Item 24.        Financial Statements and Exhibits

       (a)      Financial Statements:

                Part A      -   Financial Highlights

               *Part B      -   Statements of Net Assets
                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements
                                Accountant's Report

     * The financial statements and Accountant's Report listed above are incorporated into Part B by reference to the Registrant's Annual Reports for the fiscal year ended October 31, 1996 for The Defensive Equity, The Aggressive Growth, The Global Fixed Income, The Fixed Income, The Real Estate Investment Trust, The International Equity and The Labor Select International Equity Portfolios. The Statements of Assets and Liabilities, Notes to Financial Statements and Accountant's Reports for The Limited-Term Maturity Portfolio and The International Fixed Income Portfolio are incorporated into Part B by reference to the Registrant's Annual Reports for these Portfolios for the fiscal year ended October 31, 1996. Unaudited financial statements for The High-Yield Bond Portfolio for the period December 2, 1996 through April 30, 1997 are included in Part B.

       (b)    Exhibits:

               (1)  Articles of Incorporation.

                    (a) Articles of Incorporation, as amended and supplemented through November 28, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995 and Post-Effective Amendment No. 9 filed November 24, 1995.

                    (b) Executed Articles Supplementary (January 14, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed January 16, 1997.

                    (c) Articles Supplementary (April 14, 1997) attached as Exhibit.

               (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

Part C - Other Information
(continued)


               (3)  Voting Trust Agreement. Inapplicable.

               (4)  Copies of All Instruments Defining the Rights of Holders.

                  (a)    Articles of Incorporation and Articles Supplementary.

                         (1) Articles Fifth and Ninth of the Articles of Incorporation (May 29, 1991), Article Fifth of Articles of Amendment (October 10, 1991), Article Second of Articles Supplementary (September 21,
                              1992), Article Second of Articles Supplementary (August 3, 1993), Article Second of Articles Supplementary (October 12, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                         (2) Article Fourth of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed November 24, 1995.

                         (3) Article Second of Articles Supplementary (April 14, 1997) attached in Exhibit 24(b)(1)(c).

                  (b) By-Laws. Articles II, III and XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

               (5)  Investment Management Agreements.

                  (a)(1) Executed Investment Management Agreements between
                         Delaware Management Company, Inc. and the Registrant on behalf of The Defensive Equity, The Aggressive Growth, The Fixed Income and The Limited-Term Maturity Portfolios (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                  (a)(2) Executed Investment Management Agreements between
                         Delaware International Advisers Ltd. and the Registrant on behalf of The International Equity, The Global Fixed Income and The International Fixed Income Portfolios (April 3, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

Part C - Other Information
(continued)


                  (a)(3) Executed Investment Management Agreements between
                         Delaware Management Company, Inc. and the Registrant on behalf of The Defensive Equity Small/Mid-Cap, The High-Yield Bond and The Real Estate Investment Trust Portfolios (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                  (a)(4) Executed Investment Management Agreement between
                         Delaware International Advisers Ltd. and the Registrant on behalf of The Labor Select International Equity Portfolio (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                  (a)(5) Form of Investment Management Agreement (April 1997)
                         between Delaware International Advisers Ltd. and the Registrant on behalf of The Emerging Markets Portfolio attached as Exhibit.

                  (b) Executed Sub-Advisory Agreement (November 29, 1995) between Delaware Management Company, Inc. and Lincoln Investment Management, Inc. on behalf of the Registrant for The Real Estate Investment Trust Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

               (6)  (a) Distribution Agreements.

                         (i) Form of Distribution Agreements (April 1995) between Delaware Distributors, L.P. and the Registrant on behalf of The Defensive Equity, The Aggressive Growth, The International Equity, The Global Fixed Income, The Fixed Income, The Limited-Term Maturity and The International Fixed Income Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 9 filed November 24, 1995.

Part C - Other Information
(continued)


                         (ii) Form of Distribution Agreements (November 1995)
                              between Delaware Distributors, L.P. and the Registrant on behalf of The Defensive Equity Small/Mid-Cap, The High-Yield Bond, The Labor Select International Equity and The Real Estate Investment Trust Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 9 filed November 24, 1995.

                        (iii) Form of Distribution Agreement (April 1997)
                              between Delaware Distributors, L.P. and the Registrant on behalf of The Emerging Markets Portfolio attached as Exhibit.

                       (b-d) Inapplicable.

               (7)  Bonus, Profit Sharing, Pension Contracts.

                       (a)(1) Amended and Restated Profit Sharing Plan
                              (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                       (a)(2) Amendment to Profit Sharing Plan (December 21,
                              1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

               (8)  Custodian Agreements.

                       (a) Form of Custodian Agreement (1996) between the Registrant and Bankers Trust Company on behalf of The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity and The Defensive Equity Small/Mid-Cap Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                       (b) Form of Securities Lending Agreement (1996) between the Registrant and Bankers Trust Company on behalf of The Defensive Equity, The Aggressive Growth, The Fixed Income, The Limited-Term Maturity and The Defensive Equity Small/Mid-Cap Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

Part C - Other Information
(continued)


                    (c) Executed Custodian Agreement (1996) between the Registrant and The Chase Manhattan Bank on behalf of The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                    (d) Form of Securities Lending Agreement (1996) between the Registrant and The Chase Manhattan Bank on behalf of The Global Fixed Income, The International Equity, The Labor Select International Equity, The Real Estate Investment Trust, The High-Yield Bond and The International Fixed Income Portfolios incorporated into this filing by reference to Post-Effective Amendment No. 12 filed August 23, 1996.

                    (e) Form of Custodian Agreement (1996) between the Registrant and The Chase Manhattan Bank on behalf of The Emerging Markets Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 14 filed January 16, 1997.

                    (f) Form of Securities Lending Agreement (1996) between the Registrant and The Chase Manhattan Bank on behalf of The Emerging Markets Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 14 filed January 16, 1997.

Part C - Other Information
(continued)


               (9)  Other Material Contracts.

                    (a) Executed Third Amended and Restated Shareholders Services Agreement (November 29, 1995) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 10 filed February 23, 1996.

                    (b) Form of Executed Fourth Amended and Restated Shareholders Services Agreement (April 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Portfolio attached as Exhibit.

                    (c) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant attached as Exhibit.

                         (i) Executed Amendment No. 5 to Fund Accounting Agreement (May 1, 1997) attached as Exhibit.

               (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on December 27, 1996.

               (11) Consent of Auditors. Attached as Exhibit.

               (12) Inapplicable.

               (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 16, 1991.

            (14-15) Inapplicable.

               (16) Schedules of Computation for each Performance Quotation.

                    (a) Incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995, Post-Effective Amendment No. 11 filed May 24, 1996, Post-Effective Amendment No. 12 filed August 23, 1996 and Post-Effective Amendment No. 13 filed January 15, 1997.

                    (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.

               (17) Financial Data Schedules.

                    (a) Financial Data Schedules for the fiscal year ended October 31, 1996 are incorporated into this filing by reference to Post-Effective Amendment No. 13 filed on January 15, 1997.

Part C - Other Information
(continued)


                    (b) Financial Data Schedules for the period ended April 30, 1997 for The High-Yield Bond Portfolio attached as Exhibit.

               (18) Inapplicable.

               (19) Other: Directors' Power of Attorney.

                    (a) Incorporated into this filing by reference to Post-Effective Amendment No. 8 filed September 15, 1995.

                    (b) Power of Attorney for Thomas F. Madison and Jeffrey J. Nick attached as Exhibit.

Item 25.                 Persons Controlled by or under Common Control with
                         Registrant.  None.

Item 26.                 Number of Holders of Securities.

               (1)                                                (2)
                                                           Number of
       Title of Class                                      Record Holders
       --------------                                      --------------

       The Defensive Equity Portfolio:
       Common Stock Par Value                              38 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The Aggressive Growth Portfolio:
       Common Stock Par Value                              48 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The International Equity Portfolio:
       Common Stock Par Value                              73 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The Global Fixed Income Portfolio:
       Common Stock Par Value                              46 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The Fixed Income Portfolio:
       Common Stock Par Value                              12 Accounts as of
       $.01 Per Share                                      March 31, 1997

Part C - Other Information
(continued)



                                                           Number of
       Title of Class                                      Record Holders
       --------------                                      --------------

       The Limited-Term
       Maturity Portfolio:
       Common Stock Par Value                              3 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The International Fixed
       Income Portfolio:
       Common Stock Par Value                              4 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The Defensive Equity Small/
       Mid-Cap Portfolio:
       Common Stock Par Value                              0 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The High-Yield Bond Portfolio:
       Common Stock Par Value                              5 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The Labor Select International
       Equity Portfolio:
       Common Stock Par Value                              16 Accounts as of
       $.01 Per Share                                      March 31, 1997

       The Real Estate Investment
       Trust Portfolio:
       Common Stock Par Value                              16 Accounts as of
       $.01 Per Share                                      March 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed May 31, 1991.

Part C - Other Information
(continued)


Item 28.           Business and Other Connections of Investment Adviser.

       (a) Delaware Management Company, Inc. ("DMC") serves as investment manager to The Defensive Equity Portfolio, The Aggressive Growth Portfolio, The Fixed Income Portfolio, The Limited-Term Maturity Portfolio, The Defensive Equity Small/Mid-Cap Portfolio, The High- Yield Bond Portfolio and The Real Estate Investment Trust Portfolio. In addition, DMC also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Tax Free Funds, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Funds, Inc., Voyageur Minnesota Municipal Income Fund, Inc., Voyageur Minnesota Municipal Income Fund II, Inc. and Voyageur Minnesota Municipal Income Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds, and to certain other investment companies. In addition, certain directors of DMC also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by DMC's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

Part C - Other Information
(continued)


          The following persons serving as directors or officers of DMC have held the following positions during the past two years:

Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------


Wayne A. Stork              Chairman of the Board, President, Chief Executive
                            Officer, Chief Investment Officer and Director of
                            Delaware Management Company, Inc.; President, Chief
                            Executive Officer, Chairman of the Board and
                            Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                            Inc., DMH Corp., Delaware International Holdings
                            Ltd. and Founders Holdings, Inc.; Chairman of the
                            Board and Director of Delaware Distributors, Inc.
                            and Delaware Capital Management, Inc.; Chairman,
                            Chief Executive Officer and Director of Delaware
                            International Advisers Ltd.; and Director of
                            Delaware Service Company, Inc. and Delaware
                            Investment & Retirement Services, Inc

Richard G. Unruh, Jr.       Executive Vice President and Director of Delaware
                            Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of Delaware
                            Management Holdings, Inc. and Delaware Capital
                            Management, Inc; and Director of Delaware
                            International Advisers Ltd.

                            Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow              Executive Vice President/Chief Investment Officer,
                            Fixed Income of Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Executive Vice President/Chief
                            Investment Officer and Director of Founders
                            Holdings, Inc.; Senior Vice President/Chief
                            Investment Officer, Fixed Income of Delaware
                            Management Holdings, Inc.; Senior Vice President of
                            Delaware Capital Management, Inc.; and Director of
                            Founders CBO Corporation

                            Director, HYPPCO Finance Company Ltd.


*Business address of each of 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------

David K. Downes             Executive Vice President, Chief Operating Officer,
                            Chief Financial Officer and Director of Delaware
                            Management Company, Inc., Delaware Management
                            Holdings, Inc., DMH Corp., Delaware Distributors,
                            Inc., Founders Holdings, Inc. and Delaware
                            International Holdings Ltd.; Executive Vice
                            President, Chief Operating Officer and Chief
                            Financial Officer of the Registrant and each of the other funds in the Delaware Group and Delaware
                            Capital Management, Inc.; Chairman and Director of
                            Delaware Management Trust Company; President, Chief
                            Executive Officer, Chief Financial Officer and
                            Director of Delaware Service Company, Inc.; Chairman and Director of Delaware Investment & Retirement
                            Services, Inc.; Director of Delaware International
                            Advisers Ltd.; and Senior Vice President, Chief
                            Administrative Officer and Chief Financial Officer of Delaware Distributors, L.P.

                            Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.
Chamberlain, Jr.            Senior Vice President, Secretary and Director of
                            Delaware Management Company, Inc., DMH Corp.,
                            Delaware Distributors, Inc., Delaware Service
                            Company, Inc., Founders Holdings, Inc., Delaware
                            Capital Management, Inc. and Delaware Investment &
                            Retirement Services, Inc.; Senior Vice President and
                            Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P.
                            and Delaware Management Holdings, Inc.; Executive
                            Vice President, Secretary and Director of Delaware
                            Management Trust Company; Secretary and Director of
                            Delaware International Holdings Ltd.; and Director of Delaware International Advisers Ltd.




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------

Richard J. Flannery         Managing Director/Corporate Tax & Affairs of
                            Delaware Management Company, Inc., Delaware
                            Management Holdings, Inc., DMH Corp., Delaware
                            Distributors, L.P., Delaware Distributors, Inc.,
                            Delaware Service Company, Inc., Delaware Management
                            Trust Company, Founders CBO Corporation, Delaware
                            Capital Management, Inc. and Delaware Investment &
                            Retirement Services, Inc.; Vice President of the
                            Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax &
                            Affairs and Director of Founders Holdings, Inc.;
                            Managing Director and Director of Delaware
                            International Holdings Ltd.; and Director of
                            Delaware International Advisers Ltd.

                            Director, HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)        Vice President and Treasurer of Delaware Management
                            Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors,
                            L.P., Delaware Distributors, Inc., Delaware Service
                            Company, Inc. and Founders Holdings, Inc.; Assistant
                            Treasurer of Founders CBO Corporation; and Vice
                            President and Manager of Investment Accounting of
                            Delaware International Holdings Ltd.

Eric E. Miller              Vice President and Assistant Secretary of Delaware
                            Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., DMH Corp., Delaware
                            Distributors, L.P., Delaware Distributors Inc.,
                            Delaware Service Company, Inc., Delaware Management
                            Trust Company, Founders Holdings, Inc., Delaware
                            Capital Management, Inc. and Delaware Investment &
                            Retirement Services, Inc.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------
Richelle S. Maestro         Vice President and Assistant Secretary of Delaware
                            Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., Delaware Distributors,
                            L.P., Delaware Distributors, Inc., Delaware Service
                            Company, Inc., DMH Corp., Delaware Management Trust
                            Company, Delaware Capital Management, Inc., Delaware
                            Investment & Retirement Services, Inc. and Founders
                            Holdings, Inc.; Secretary of Founders CBO
                            Corporation; and Assistant Secretary of Delaware
                            International Holdings Ltd.

                            Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Joseph H. Hastings          Vice President/Corporate Controller of Delaware
                            Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., DMH Corp., Delaware
                            Distributors, L.P., Delaware Distributors, Inc.,
                            Delaware Service Company, Inc., Delaware Capital
                            Management, Inc., Founders Holdings, Inc. and
                            Delaware International Holdings Ltd.; Executive Vice
                            President, Chief Financial Officer and Treasurer of
                            Delaware Management Trust Company; Chief Financial
                            Officer and Treasurer of Delaware Investment &
                            Retirement Services, Inc.; and Assistant Treasurer of Founders CBO Corporation

Richard Salus(2)            Vice President/Assistant Controller of Delaware
                            Management Company, Inc.

Bruce A. Ulmer              Vice President/Director of Internal Audit of
                            Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp. and
                            Delaware Management Trust Company; and Vice
                            President/Internal Audit of Delaware Investment &
                            Retirement Services, Inc.






*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------
Steven T. Lampe(3)          Vice President/Taxation of Delaware Management
                            Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                            Holdings, Inc., DMH Corp., Delaware Distributors,
                            L.P., Delaware Distributors, Inc., Delaware Service
                            Company, Inc., Delaware Management Trust Company,
                            Founders Holdings, Inc., Founders CBO Corporation,
                            Delaware Capital Management, Inc. and Delaware
                            Investment & Retirement Services, Inc.

Lisa O. Brinkley            Vice President/Compliance of Delaware Management
                            Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                            Distributors, L.P., Delaware Distributors, Inc.,
                            Delaware Service Company, Inc., Delaware Management
                            Trust Company, Delaware Capital Management, Inc. and
                            Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner          Vice President/Legal of Delaware Management Company,
                            Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                            Delaware Distributors, Inc.

Douglas L. Anderson         Vice President/Operations of Delaware Management
                            Company, Inc., Delaware Investment and Retirement
                            Services, Inc. and Delaware Service Company, Inc.;
                            and Vice President/Operations and Director of Delaware Management Trust Company

Michael T. Taggart          Vice President/Facilities Management and
                            Administrative Services of Delaware Management
                            Company, Inc.

Gerald T. Nichols           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                            President of Founders Holdings, Inc.; and Treasurer,
                            Assistant Secretary and Director of Founders CBO
                            Corporation




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-----------------           -----------------------------------------------
Gary A. Reed                Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management,
                            Inc.

Paul A. Matlack             Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                            President of Founders Holdings, Inc.; and President and Director of Founders CBO Corporation.

Patrick P. Coyne            Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management,
                            Inc.

Roger A. Early              Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(4)       Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields              Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant, each of the equity funds in the Delaware Group and Delaware
                            Capital Management, Inc.

Gerald S. Frey(5)           Vice President/Senior Portfolio Manager of Delaware
                            Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)


1   VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS,
    Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
2   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
3   TAX MANAGER, Price Waterhouse prior to October 1995.
4 INVESTMENT OFFICER, Travelers Insurance prior to January 1997 and RESEARCH ANALYST, CS First Boston Investment Management prior to March 1995.
5   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.

         (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to The International Equity Portfolio, The Global Fixed Income Portfolio, The International Fixed Income Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio. In addition, Delaware International also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Income Funds, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts primarily retirement plans and endowment funds.

         The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. And its
Business Address        Affiliates and Other Positions and Offices Held
----------------        --------------------------------------------------------

*Wayne A. Stork         Chairman, Chief Executive Officer and Director of
                        Delaware International Advisers Ltd.; Chairman of the
                        Board, President, Chief Executive Officer, Chief
                        Investment Officer and Director of Delaware Management
                        Company, Inc.; President, Chief Executive Officer,
                        Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group, Delaware
                        Management Holdings, Inc., DMH Corp., Delaware
                        International Holdings Ltd. and Founders Holdings, Inc.;
                        Chairman of the Board and Director of Delaware
                        Distributors, Inc. and Delaware Capital Management,
                        Inc.; and Director of Delaware Service Company, Inc. and
                        Delaware Investment & Retirement Services, Inc.

**G. Roger H. Kitson    Vice Chairman and Director of Delaware International
                        Advisers Ltd.

* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address if Veritas House, 125 Finsbury Pavement, London, England
  EC2A 1NQ.

Part C - Other Information
(continued)

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. And its
Business Address        Affiliates and Other Positions and Offices Held
----------------        --------------------------------------------------------

**David G. Tilles       Managing Director, Chief Investment Officer and Director
                        of Delaware International Advisers Ltd.

**John Emberson         Secretary/Compliance Officer/Finance Director and
                        Director of Delaware International Advisers Ltd.

*David K. Downes        Director of Delaware International Advisers Ltd.;
                        Executive Vice President, Chief Operating Officer, Chief
                        Financial Officer and Director of Delaware Management
                        Company, Inc., Delaware Management Holdings, Inc., DMH
                        Corp., Delaware Distributors, Inc., Founders Holdings,
                        Inc. and Delaware International Holdings Ltd.; Executive
                        Vice President, Chief Operating Officer and Chief
                        Financial Officer of the Registrant and each of the other funds in the Delaware Group and Delaware Capital
                        Management, Inc.; Chairman and Director of Delaware
                        Management Trust Company; President, Chief Executive
                        Officer, Chief Financial Officer and Director of
                        Delaware Service Company, Inc.; Chairman and Director of
                        Delaware Investment & Retirement Services, Inc.; and
                        Senior Vice President, Chief Administrative Officer and
                        Chief Financial Officer of Delaware Distributors, L.P.

                        Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA









* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement, London, England
  EC2A 1NQ.

Part C - Other Information
(continued)


                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. And its
Business Address        Affiliates and Other Positions and Offices Held
----------------        --------------------------------------------------------
*Richard G. Unruh, Jr.  Director of Delaware International Advisers Ltd.;
                        Executive Vice President and Director of Delaware
                        Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; and Senior Vice President of Delaware
                        Management Holdings, Inc. and Delaware Capital
                        Management, Inc.

                        Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

*Richard J. Flannery    Director of Delaware International Advisers Ltd.;
                        Managing Director/Corporate Tax & Affairs of Delaware
                        Management Company, Inc., Delaware Management Holdings,
                        Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                        Distributors, Inc., Delaware Service Company, Inc.,
                        Delaware Management Trust Company, Founders CBO
                        Corporation, Delaware Capital Management, Inc. and
                        Delaware Investment & Retirement Services, Inc.; Vice
                        President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate Tax &
                        Affairs and Director of Founders Holdings, Inc.; and
                        Managing Director and Director of Delaware International
                        Holdings Ltd.

                        Director, HYPPCO Finance Company Ltd.

                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell    Director of Delaware International Advisers Ltd.



* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address if Veritas House, 125 Finsbury Pavement, London, England
  EC2A 1NQ.

Part C - Other Information
(continued)

                        Positions and Offices with Delaware
Name and Principal      International Advisers Ltd. And its
Business Address        Affiliates and Other Positions and Offices Held
----------------        --------------------------------------------------------

*George M.
   Chamberlain, Jr.     Director of Delaware International Advisers Ltd.; Senior
                        Vice President, Secretary and Director of Delaware
                        Management Company, Inc., DMH Corp., Delaware
                        Distributors, Inc., Delaware Service Company, Inc.,
                        Founders Holdings, Inc., Delaware Capital Management,
                        Inc. and Delaware Investment & Retirement Services,
                        Inc.; Senior Vice President and Secretary of the
                        Registrant, each of the other funds in the Delaware
                        Group, Delaware Distributors, L.P. and Delaware
                        Management Holdings, Inc.; Executive Vice President,
                        Secretary and Director of Delaware Management Trust
                        Company; and Secretary and Director of Delaware
                        International Holdings Ltd.

*George E. Deming       Director of Delaware International Advisers Ltd.

**Timothy W.
    Sanderson           Senior Portfolio Manager, Deputy Compliance Officer,
                        Director Equity Research and Director of Delaware
                        International Advisers Ltd.

**Clive A. Gillmore     Senior Portfolio Manager, Director U.S. Mutual Fund
                        Liaison and Director of Delaware International Advisers
                        Ltd.

**Hamish O. Parker      Senior Portfolio Manager, Director U.S. Marketing
                        Liaison and Director of Delaware International Advisers
                        Ltd.

**Ian G. Sims           Senior Portfolio Manager, Deputy Managing Director and
                        Director of Delaware International Advisers Ltd.

**Robert Akester        Senior Portfolio Manager of Delaware International
                        Advisers Ltd.

**Elizabeth A.          Senior Portfolio Manager of Delaware International
    Desmond             Advisers Ltd.

**Gavin A. Hall         Senior Portfolio Manager of Delaware International
                        Advisers Ltd.






* Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address if Veritas House, 125 Finsbury Pavement, London, England
  EC2A 1NQ.

Part C - Other Information
(continued)


         (c) Lincoln Investment Management Company, Inc. serves as sub-adviser to The Real Estate Investment Trust Portfolio. Lincoln Investment Management Company, Inc. also serves as sub-adviser to Delaware Group Adviser Funds, Inc. and investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years.

         Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follows:

                              Positions and Offices with Lincoln Investment
Name and Principal            Management Company, Inc. and its Affiliates and
Business Address              Other Positions and Offices Held
-----------------             -------------------------------------------------

*H. Thomas McMeekin           President and Director of Lincoln Investment
                              Management, Inc., Lincoln National Convertible
                              Securities Fund, Inc. and Lincoln National Income
                              Fund, Inc.; President, Chief Executive Officer and
                              Director of Lincoln National Mezzanine
                              Corporation; Executive Vice President (previously
                              Senior Vice President) and Chief Investment
                              Officer of Lincoln National Corporation; and
                              Director of The Lincoln National Life Insurance
                              Company, Lynch & Mayer, Inc. and Vantage Global
                              Advisors, Inc.

*Dennis A. Blume              Senior Vice President and Director of Lincoln
                              Investment Management, Inc. and Lincoln National
                              Realty Corporation; and Director of Lynch & Mayer,
                              Inc. and Vantage Global Advisors, Inc.








*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

Part C - Other Information
(continued)

                              Positions and Offices with Lincoln Investment
Name and Principal            Management Company, Inc. and its Affiliates and
Business Address              Other Positions and Offices Held
-----------------             -------------------------------------------------

*Steven R. Brody              Director, Senior Vice President of Lincoln
                              Investment Management, Inc.; Director and Vice
                              President of Lincoln National Mezzanine
                              Corporation; Vice President of The Lincoln
                              National Life Insurance Company; Director of
                              Lincoln National Realty Corporation; Treasurer of
                              Lincoln National Convertible Securities Fund, Inc.
                              and Lincoln National Income Fund, Inc.; and
                              Assistant Treasurer of Lincoln Financial Group,
                              Inc., Lincoln National Aggressive Growth Fund,
                              Inc., Lincoln National Bond Fund, Inc., Lincoln
                              National Capital Appreciation Fund, Inc., Lincoln
                              National Equity-Income Fund, Inc., Lincoln
                              National Global Asset Allocation Fund, Inc.,
                              Lincoln National Growth and Income Fund, Inc.,
                              Lincoln National Health & Casualty Insurance
                              Company, Lincoln National International Fund,
                              Inc., Lincoln National Life Reinsurance Company,
                              Lincoln National Managed Fund, Inc., Lincoln
                              National Money Market Fund, Inc., Lincoln National
                              Reassurance Company, Lincoln National Social
                              Awareness Fund, Inc. and Lincoln National Special
                              Opportunities Fund, Inc.

*Ann L. Warner                Senior Vice President (previously Vice President)
                              of Lincoln Investment Management, Inc.; Second
                              Vice President of Lincoln Life & Annuity Company of New York; Director of Lincoln National
                              Convertible Securities Fund, Inc.; and Director and Vice President of Lincoln National Income
                              Fund, Inc.

*JoAnn E. Becker              Vice President of Lincoln Investment Management,
                              Inc. and The Lincoln National Life Insurance
                              Company; and Director of LNC Equity Sales
                              Corporation, The Richard Leahy Corporation and
                              Professional Financial Planning, Inc.

*David A. Berry               Vice President of Lincoln Investment Management,
                              Inc., Lincoln National Convertible Securities
                              Fund, Inc. and Lincoln National Income Fund, Inc.;
                              and Second Vice President of Lincoln Life &
                              Annuity Company of New York


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

Part C - Other Information
(continued)

                              Positions and Offices with Lincoln Investment
Name and Principal            Management Company, Inc. and its Affiliates and
Business Address              Other Positions and Offices Held
-----------------             -------------------------------------------------

*Anne E. Bookwalter           Vice President (previously Second Vice President)
                              of Lincoln Investment Management, Inc.; and
                              Director of Professional Financial Planning, Inc.

*Philip C. Byrde              Vice President of Lincoln Investment Management,
                              Inc.

*Patrick R. Chasey            Vice President of Lincoln Investment Management,
                              Inc.

*Garrett W. Cooper            Vice President of Lincoln Investment Management,
                              Inc.

*David C. Fischer             Vice President of Lincoln Investment Management,
                              Inc. and Lincoln National Income Fund, Inc.

*Luc N. Girard                Vice President of Lincoln Investment Management,
                              Inc. and The Lincoln National Life Insurance
                              Company

*Donald P. Groover            Vice President of Lincoln Investment Management,
                              Inc.

                              Previously Senior Economist/Senior Consultant, Chalke, Inc., Chantilly, VA

*William N. Holm, Jr.         Vice President of Lincoln Investment Management,
                              Inc.; and Vice President and Director of Lincoln
                              National Mezzanine Corporation

*Jennifer C. Hom              Vice President (previously Portfolio Manager) of
                              Lincoln Investment Management, Inc.

*John A. Kellogg              Vice President of Lincoln Investment Management,
                              Inc. and Lincoln National Realty Corporation

*Timothy H. Kilfoil           Vice President of Lincoln Investment Management,
                              Inc.

*Lawrence T. Kissko           Vice President of Lincoln Investment Management,
                              Inc.; Vice President and Director Lincoln National
                              Realty Corporation; and Vice President of The
                              Lincoln National Life Insurance Company


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

Part C - Other Information
(continued)

                              Positions and Offices with Lincoln Investment
Name and Principal            Management Company, Inc. and its Affiliates and
Business Address              Other Positions and Offices Held
-----------------             -------------------------------------------------

*Walter M. Korinke            Vice President of Lincoln Investment Management,
                              Inc.

*Lawrence M. Lee              Vice President of Lincoln Investment Management,
                              Inc. and Lincoln National Realty Corporation

*John David Moore             Vice President of Lincoln Investment Management,
                              Inc.

*Oliver H. G. Nichols         Vice President of Lincoln Investment Management,
                              Inc., The Lincoln National Life Insurance Company and Lincoln National Realty Corporation

*David C. Patch               Vice President of Lincoln Investment Management,
                              Inc.

*Joseph T. Pusateri           Vice President of Lincoln Investment Management,
                              Inc. and Lincoln National Realty Corporation

*Gregory E. Reed              Vice President of Lincoln Investment Management,
                              Inc.

*Bill L. Sanders              Vice President of Lincoln Investment Management,
                              Inc.; and Sales Vice President of The Lincoln
                              National Life Insurance Company

*Milton W. Shuey              Vice President of Lincoln Investment Management,
                              Inc.

*Gerald M. Weiss              Vice President of Lincoln Investment Management,
                              Inc.

**Jon A. Boscia               Director (previously President) of Lincoln
                              Investment Management, Inc.; Director of Lincoln
                              National Foundation, Inc., Lincoln Life & Annuity
                              Company of New York and First Penn-Pacific Life
                              Insurance Company; President, Chief Executive
                              Officer and Director of The Lincoln National Life
                              Insurance Company; and President of Lincoln
                              Financial Group, Inc.





* Business address is 200 East Berry Street, Fort Wayne, IN 46802. **Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.

Part C - Other Information
(continued)


                              Positions and Offices with Lincoln Investment
Name and Principal            Management Company, Inc. and its Affiliates and
Business Address              Other Positions and Offices Held
-----------------             -------------------------------------------------

*Janet C. Whitney             Vice President and Treasurer of Lincoln Investment
                              Management, Inc., The Financial Alternative, Inc.,
                              Financial Alternative Resources, Inc., Financial
                              Choices, Inc., Financial Investments, Inc.,
                              Financial Investment Services, Inc., The Financial
                              Resources Department, Inc., Investment
                              Alternatives, Inc., The Investment Center, Inc.,
                              The Investment Group, Inc., LNC Administrative
                              Services Corporation, LNC Equity Sales
                              Corporation, The Richard Leahy Corporation,
                              Lincoln National Aggressive Growth Fund, Inc.,
                              Lincoln National Bond Fund, Inc., Lincoln National
                              Capital Appreciation Fund, Inc., Lincoln National
                              Equity-Income Fund, Inc., Lincoln National Global
                              Assets Allocation Fund, Inc., Lincoln National
                              Growth and Income Fund, Inc., Lincoln National
                              Health & Casualty Insurance Company, Lincoln
                              National Intermediaries, Inc., Lincoln National
                              International Fund, Inc., Lincoln National Managed
                              Fund, Inc., Lincoln National Management Services,
                              Inc., Lincoln National Mezzanine Corporation,
                              Lincoln National Money Market Fund, Inc. Lincoln
                              National Realty Corporation, Lincoln National Risk
                              Management, Inc., Lincoln National Social
                              Awareness Fund, Inc., Lincoln National Special
                              Opportunities Fund, Inc., Lincoln National
                              Structured Settlement, Inc., Personal Financial
                              Resources, Inc., Personal Investment Services,
                              Inc., Special Pooled Risk Administrators, Inc.,
                              Underwriters & Management Services, Inc.; Vice
                              President and Treasurer (previously Vice President and General Auditor) of Lincoln National
                              Corporation; and Assistant Treasurer of First
                              Penn-Pacific Life Insurance Company













*Business address is 200 Berry Street, Fort Wayne, IN 46802.

Part C - Other Information
(continued)


                              Positions and Offices with Lincoln Investment
Name and Principal            Management Company, Inc. and its Affiliates and
Business Address              Other Positions and Offices Held
-----------------             -------------------------------------------------

*C. Suzanne Womack            Secretary of Lincoln Investment Management, Inc.,
                              Corporate Benefit Systems Services Corporation,
                              The Financial Alternative, Inc., Financial
                              Alternative Resources, Inc., Financial Choices,
                              Inc., The Financial Resources Department, Inc.,
                              Financial Investment Services, Inc., Financial
                              Investments, Inc., Insurance Services, Inc.,
                              Investment Alternatives, Inc., The Investment
                              Center, Inc. (TN), The Investment Group, Inc., LNC
                              Administrative Services Corporation, LNC Equity
                              Sales Corporation, The Richard Leahy Corporation,
                              Lincoln Life Improved Housing, Inc., Lincoln
                              National (China) Inc., Lincoln National
                              Convertible Securities Fund, Inc., Lincoln
                              National Health & Casualty Insurance Company,
                              Lincoln National Income Fund, Inc., Lincoln
                              National Intermediaries, Inc., Lincoln National
                              Life Reinsurance Company, Lincoln National
                              Management Services, Inc., Lincoln National
                              Mezzanine Corporation, Lincoln National Realty
                              Corporation, Lincoln National Reassurance Company,
                              Lincoln National Reinsurance Company (Barbados)
                              Limited, Lincoln National Reinsurance Company
                              Limited, Lincoln National Risk Management, Inc.,
                              Lincoln National Structured Settlement, Inc., Old
                              Fort Insurance Company, Ltd., Personal Financial
                              Resources, Inc., Personal Investment Services,
                              Inc., Professional Financial Planning, Inc.,
                              Reliance Life Insurance Company of Pittsburgh,
                              Special Pooled Risk Administrators, Inc. and
                              Underwriters & Management Services, Inc.; Vice
                              President, Secretary and Director of Lincoln
                              National Foundation, Inc.; Secretary and Assistant
                              Vice President of Lincoln National Corporation and
                              The National Life Insurance Company; and Assistant
                              Secretary of Lincoln National Aggressive Growth
                              Fund, Inc., Lincoln National Bond Fund, Inc.,
                              Lincoln National Capital Appreciation Fund, Inc.,
                              Lincoln National Equity-Income Fund, Inc., Lincoln
                              National Global Asset Allocation Fund, Inc.,
                              Lincoln National Growth and Income Fund, Inc.,
                              Lincoln National International Fund, Inc., Lincoln
                              National Managed Fund, Inc., Lincoln National
                              Money Market Fund, Inc., Lincoln National Social
                              Awareness Fund, Inc., Lincoln National Special
                              Opportunities Fund, Inc., Lincoln National
                              Variable Annuity Funds A & B and Lincoln Life &
                              Annuity Company of New York


*Business address is 200 East Berry Street, Fort Wayne, IN 46802.

Part C - Other Information
(continued)


Item 29.          Principal Underwriters.

                    (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                    (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                  Positions and Offices                  Positions and Offices
Business Address*                   with Underwriter                       with Registrant
-----------------                   ----------------                       ---------------

Delaware Distributors, Inc.         General Partner                        None

Delaware Management
Company, Inc.                       Limited Partner                        Investment Manager to The
                                                                           Defensive Equity, The
                                                                           Aggressive Growth, The Fixed
                                                                           Income, The Limited-Term
                                                                           Maturity, The Defensive Equity
                                                                           Small/Mid-Cap, The High-Yield
                                                                           Bond and The Real Estate
                                                                           Investment Trust Portfolios
Delaware Capital
Management, Inc.                    Limited Partner                        None

Bruce D. Barton                     President and CEO                      None

David K. Downes                     Senior Vice President,                 Executive Vice
                                    Chief Administrative Officer           President/Chief
                                    and Chief Financial Officer            Operating Officer/
                                    Chief Financial Officer

George M. Chamberlain, Jr.          Senior Vice President/Secretary        Senior Vice President/Secretary

Terry Cunningham                    Senior Vice President/                 None
                                    National Sales Director

Thomas Sawyer                       Senior Vice President/                 None
                                    Western Sales Division

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)




Name and Principal                  Positions and Offices                  Positions and Offices
Business Address*                   with Underwriter                       with Registrant
-----------------                   ----------------                       ---------------

William F. Hostler                  Senior Vice President/                 None
                                    Marketing Services

Dana B. Hall                        Senior Vice President/                 None
                                    Key Accounts

J. Chris Meyer                      Senior Vice President/                 None
                                    Product Development

Stephen H. Slack                    Senior Vice President/                 None
                                    Wholesaler

Henry Orvin                         Senior Vice President/                 None
                                    Eastern Divisional Sales Manager,
                                    Wire/Regional Channel

Richard J. Flannery                 Managing Director/Corporate            Vice President
                                    & Tax Affairs

Eric E. Miller                      Vice President/                        Vice President/
                                    Assistant Secretary                    Assistant Secretary

Richelle S. Maestro                 Vice President/                        Vice President/
                                    Assistant Secretary                    Assistant Secretary

Michael P. Bishof                   Vice President/Treasurer               Vice President/Treasurer

Steven T. Lampe                     Vice President/Taxation                Vice President/Taxation

Joseph H. Hastings                  Vice President/                        Vice President/
                                    Corporate Controller                   Corporate Controller

Lisa O. Brinkley                    Vice President/Compliance              Vice President/Compliance

Rosemary E. Milner                  Vice President/Legal                   Vice President/Legal


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)



Name and Principal                  Positions and Offices                  Positions and Offices
Business Address*                   with Underwriter                       with Registrant
-----------------                   ----------------                       ---------------


Daniel H. Carlson                   Vice President/Marketing               None

Diane M. Anderson                   Vice President/                        None
                                    Retirement Services

Denise F. Guerriere                 Vice President/Client Services         None

Julia R. Vander Els                 Vice President/Client Services         None

Jerome J. Alrutz                    Vice President/ Client Services        None

Joanne A. Mettenheimer              Vice President/                        None
                                    National Accounts

Gregory J. McMillan                 Vice President/                        None
                                    National Accounts

Christopher H. Price                Vice President/Annuity                 None
                                    Marketing & Administration

Stephen J. DeAngelis                Vice President/Product                 None
                                    Development

Susan T. Friestedt                  Vice President/Customer                None
                                    Service

Dinah J. Huntoon                    Vice President/Product                 None
                                    Management

Soohee Lee                          Vice President/Fixed Income            None
                                    Product Management

Ellen M. Krott                      Vice President/Communications          None

Holly W. Reimel                     Vice President/Telemarketing           None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)




Name and Principal                  Positions and Offices                  Positions and Offices
Business Address*                   with Underwriter                       with Registrant
-----------------                   ----------------                       ---------------


Terrence L. Bussard                 Vice President/Wholesaler              None

William S. Carroll                  Vice President/Wholesaler              None

William L. Castetter                Vice President/Wholesaler              None

Thomas J. Chadie                    Vice President/Wholesaler              None

Thomas C. Gallagher                 Vice President/Wholesaler              None

Douglas R. Glennon                  Vice President/Wholesaler              None

Christopher L. Johnston             Vice President/Wholesaler              None

William M. Kimbrough                Vice President/Wholesaler              None

Debra Afra Marler                   Vice President/Wholesaler              None

Mac McAuliffe                       Vice President/Wholesaler              None

Patrick L. Murphy                   Vice President/Wholesaler              None

Philip G. Rickards                  Vice President/Wholesaler              None

Laura E. Roman                      Vice President/Wholesaler              None

Michael W. Rose                     Vice President/Wholesaler              None

Thomas E. Sawyer                    Vice President/Wholesaler              None

Linda Schulz                        Vice President/Wholesaler              None

Edward B. Sheridan                  Vice President/Wholesaler              None

Robert E. Stansbury                 Vice President/Wholesaler              None

Larry D. Stone                      Vice President/Wholesaler              None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Part C - Other Information
(continued)




Name and Principal                  Positions and Offices                  Positions and Offices
Business Address*                   with Underwriter                       with Registrant
-----------------                   ----------------                       ---------------


John A. Wells                       Vice President/Marketing               None
                                    Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                  (c)      Not Applicable.

Item 30.          Location of Accounts and Records.

                  All accounts and records are maintained in the Philadelphia office - 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.          Management Services.  None.

Item 32.          Undertakings.

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of The Limited-Term Maturity, The International Fixed Income, The Defensive Equity Small/Mid-Cap and The Emerging Markets Portfolios.

                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 22rd day of May, 1997.
                                          DELAWARE POOLED TRUST, INC.

                                          By   /s/Wayne A. Stork
                                             -----------------------------
                                                  Wayne A. Stork
                                           Chairman of the Board, President,
                                         Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


        Signature                                         Title                                           Date
        ---------                                         -----                                           ----

                                            Chairman of the Board, President, Chief                 May  22, 1997
 /s/Wayne A. Stork                          Executive Officer and Director
--------------------------------------
Wayne A. Stork
                                            Executive Vice President/Chief Operating
                                            Officer/Chief Financial Officer (Principal
                                            Financial Officer and Principal
/s/David K. Downes                          Accounting Officer)                                     May  22, 1997
--------------------------------------
David K. Downes

 /s/Walter P. Babich                  *      Director                                               May 22, 1997
----------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                   *      Director                                               May 22, 1997
---------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                       *      Director                                               May 22, 1997
-----------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth              *      Director                                               May 22, 1997
-----------------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                 *      Director                                               May 22, 1997
-----------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                    *      Director                                               May 22, 1997
-----------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                    *      Director                                               May 22, 1997
-----------------------------------------
Charles E. Peck

                                         * By  /s/ Wayne A. Stork
                                               ----------------------
                                                  Wayne A. Stork
                                                as Attorney-in-Fact
                                         for each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS



Exhibit No.              Exhibit
-----------              -------

EX-99.B1C                Articles Supplementary

EX-99.B5AV               Form of Investment Management Agreement (April 1997)
                         between Delaware International Advisers Ltd. and the
                         Registrant on behalf of The Emerging Markets Portfolio

EX-99.B6AV               Form of Distribution Agreement (April 1997) between
                         Delaware Distributors, L.P. and the Registrant on behalf of The Emerging Markets Portfolio

EX-99.B9B                Form of Fourth Amended and Restated Shareholders
                         Services Agreement (April 1997) between Delaware
                         Service Company, Inc. and the Registrant on behalf of each Portfolio

EX-99.B9C                Executed Delaware Group of Funds Fund Accounting
                         Agreement (August 19, 1996) between Delaware Service
                         Company, Inc. and the Registrant

EX-99.B9CI               Executed Amendment No. 5 to Fund Accounting
                         Agreement (May 1, 1997)



EX-99.B16B               Schedules of Computation for each Performance Quotation
                         for periods not previously electronically filed attached as Exhibit.

EX-99.B11                Consent of Auditors

EX-99.B19B               Power of Attorney for Thomas F. Madison and Jeffrey J.
                         Nick

EX-27.B17B               Financial Data Schedules
(Exhibit 17)